NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-9

                   The date of this prospectus is May 1, 2003.

--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP Income & Growth Fund: Class I
o American Century VP International Fund: Class III+
o American Century VP Ultra Fund: Class I
o American Century VP Value Fund: Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o American Century VP Inflation Protection Fund: Class II

DREYFUS
o Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
Service Shares
o The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
o Dreyfus Stock Index Fund, Inc.: Initial Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES
o Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Equity-Income Portfolio: Service Class
o VIP Growth Portfolio: Service Class
o VIP High Income Portfolio: Service Class*
o VIP Overseas Portfolio: Service Class R+

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o VIP II Contrafund(R) Portfolio: Service Class
o VIP II Investment Grade Bond Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY,
NATIONWIDE SEPARATE ACCOUNT TRUST)
o Comstock GVIT Value Fund: Class I (formerly, Federated GVIT Equity
Income Fund)
o Dreyfus GVIT International Value Fund: Class III+
o Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus
NSAT Mid Cap Index Fund)
o Federated GVIT High Income Bond Fund: Class I (formerly, Federated NSAT High Income Bond Fund)*
o Gartmore GVIT Emerging Markets Fund: Class III+

o Gartmore GVIT Global Financial Services Fund: Class III+
o Gartmore GVIT Global Health Sciences Fund: Class III+
o Gartmore GVIT Global Technology and Communications Fund: Class III+
o Gartmore GVIT Global Utilities Fund: Class III+
o Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond Fund)
o Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation Fund)
o Gartmore GVIT International Growth Fund: Class III+
o Gartmore GVIT Investor Destinations Funds
>> Gartmore GVIT Investor Destinations Conservative Fund
>> Gartmore GVIT Investor Destinations Moderately Conservative Fund
>> Gartmore GVIT Investor Destinations Moderate Fund
>> Gartmore GVIT Investor Destinations Moderately Aggressive Fund
>> Gartmore GVIT Investor Destinations Aggressive Fund
o Gartmore GVIT Mid Cap Growth Fund: Class I (formerly, Strong GVIT Mid Cap Growth Fund: Class I)
o Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
o Gartmore GVIT Nationwide(R)Fund: Class I (formerly, Gartmore GVIT Total Return Fund: Class I)
o Gartmore GVIT Nationwide Leaders Fund: Class III (formerly, Gartmore GVIT U.S. Leaders Fund)+
o Gartmore GVIT U.S. Growth Leaders Fund: Class III+
o Gartmore GVIT Worldwide Leaders Fund: Class III+
o GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R) Small Cap Growth Fund)
o GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R) Small Cap
Value Fund)
o GVIT Small Company Fund: Class I (formerly, Nationwide(R) Small
Company Fund)
o J.P. Morgan GVIT Balanced Fund: Class I (formerly, J.P. Morgan NSAT
Balanced Fund)
o Van Kampen GVIT Multi Sector Bond Fund: Class I (formerly, MAS GVIT
Multi Sector Bond Fund: Class I)*

JANUS ASPEN SERIES
o Capital Appreciation Portfolio: Service Shares
o Global Technology Portfolio: Service II Shares+
o International Growth Portfolio: Service II Shares+
o Risk-Managed Large Cap Core Portfolio: Service Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o AMT Guardian Portfolio
o AMT Limited Maturity Bond Portfolio: Class I
o AMT Mid-Cap Growth Portfolio: Class I
o AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Aggressive Growth Fund/VA: Initial Class
o Oppenheimer Capital Appreciation Fund/VA: Initial Class
o Oppenheimer Global Securities Fund/VA: Class III+
o Oppenheimer Main Street(R)Fund/VA: Initial Class (formerly, Oppenheimer Main Street(R)Growth & Income Fund/VA: Initial Class)

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS

VAN KAMPEN
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
o Emerging Markets Debt Portfolio: Class I
o U.S. Real Estate Portfolio: Class I

THE FOLLOWING UNDERLYING MUTUAL FUND IS ONLY AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST
o Turner GVIT Growth Focus Fund: Class III+

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
o Large Cap Value Portfolio (formerly, Value Portfolio)

GARTMORE VARIABLE INSURANCE TRUST
o Nationwide(R)GVIT Strategic Value Fund: Class I (formerly, Nationwide(R) Strategic Value Fund)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o VIP III Growth Opportunities Portfolio: Service Class

VAN ECK WORLDWIDE INSURANCE TRUST
o Worldwide Emerging Markets Fund
o Worldwide Hard Assets Fund

VAN KAMPEN
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o Mid Cap Growth Portfolio: Class I

EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP International Fund: Class I

CREDIT SUISSE TRUST
o Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital
Portfolio)
o International Focus Portfolio (formerly, International Equity Portfolio)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Overseas Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST
o Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
o Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
o Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
o Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth
Focus Fund)

JANUS ASPEN SERIES
o Global Technology Portfolio: Service Shares
o International Growth Portfolio: Service Shares

EFFECTIVE MAY 1, 2003 THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

GARTMORE VARIABLE INSURANCE TRUST
o Gartmore GVIT Worldwide Leaders Fund: Class I

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Global Securities Fund/VA: Initial Class

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

--------------------------------------------------------------------------------
The Statement of Additional Information (dated May 1, 2003) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 47.
--------------------------------------------------------------------------------

For general information or to obtain FREE copies of the:
o Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutual fund;
o prospectus for the Guaranteed Term Options;
o required Nationwide forms; or
o Nationwide's privacy statement,

call:     1-800-848-6331
TDD       1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:
                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:
                              WWW.BESTOFAMERICA.COM

THIS ANNUITY:
o IS NOT A BANK DEPOSIT
o IS NOT FDIC INSURED
o IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o IS NOT AVAILABLE IN EVERY STATE
o MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing, or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..................................5

TABLE OF CONTENTS..........................................6

CONTRACT EXPENSES..........................................8

UNDERLYING MUTUAL FUND ANNUAL EXPENSES....................10

EXAMPLE...................................................11

SYNOPSIS OF THE CONTRACTS.................................11

FINANCIAL STATEMENTS......................................12

CONDENSED FINANCIAL INFORMATION...........................12

NATIONWIDE LIFE INSURANCE COMPANY.........................12

NATIONWIDE INVESTMENT SERVICES CORPORATION................12

TYPES OF CONTRACTS........................................13
     Individual Retirement Annuities ("IRAs")
     Investment-Only Contracts (Qualified Plans)
     Non-Qualified Contracts
     Roth IRAs
     SEP IRAs
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT.................................14
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options

STANDARD CHARGES AND DEDUCTIONS...........................16
     Mortality and Expense Risk Charge
     Premium Taxes
     Short-Term Trading Fees

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS........17
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Beneficiary Protector Option
     Capital Preservation Plus Option

CONTRACT OWNERSHIP........................................22
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.................................23
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE...........................................25

SURRENDER (REDEMPTION)....................................25
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional Retirement
        Program or a Louisiana Optional Retirement Plan
     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE............................................26
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default

ASSIGNMENT................................................28

CONTRACT OWNER SERVICES...................................28
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.................................29

ANNUITIZING THE CONTRACT..................................29
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Option ("GMIB")
     Annuity Payment Options

DEATH BENEFITS............................................32
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS....................................34
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities,
        Individual Retirement Annuities, SEP IRAs and
        Roth IRAs

FEDERAL TAX CONSIDERATIONS................................36
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift and Generation Skipping
        Transfer Taxes

     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS....................................40

LEGAL PROCEEDINGS.........................................41

ADVERTISING ..............................................41

SUB-ACCOUNT PERFORMANCE SUMMARY...........................43

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL..............47
     INFORMATION
APPENDIX A: UNDERLYING MUTUAL FUNDS.......................48

APPENDIX B: CONDENSED FINANCIAL
     INFORMATION..........................................62

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------------------------------------------------------
                                                  CONTRACT OWNER TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------- ------
MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25 1
----------------------------------------------------------------------------------------------------------------------------- ------
MAXIMUM SHORT-TERM TRADING FEE
(as a percentage of transaction amount).................................................................................      1%
----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                      RECURRING CONTRACT EXPENSES
----------------------------------------------------------------------------------------------------------------------------- ------
VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets) 2

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     1.20%
----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses associated with optional benefits that are available under the contract. The fees associated with any optional benefits elected will be in addition to the standard variable account annual expenses.

------------------------------------------------------------------------------------------------------------------------------------
                                                    ADDITIONAL CONTRACT OPTIONS 3
----------------------------------------------------------------------------------------------------------------------------- ------

DEATH BENEFIT OPTIONS
An applicant may purchase one or more available death benefit options as a replacement for the standard death benefit.

     DEATH BENEFIT OPTIONS AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER
     OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE
     APPLICABLE CONTRACT MODIFICATIONS (APPLICANT MAY ELECT ONLY ONE):

         OPTIONAL ONE-YEAR ENHANCED DEATH BENEFIT AND SPOUSAL PROTECTION.................................................     0.15%
         Total Variable Account Charges (including this option only).....................................................     1.35%

         OPTIONAL GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT AND SPOUSAL PROTECTION................................     0.20%
         Total Variable Account Charges (including this option only).....................................................     1.40%
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                                                       [CONTINUED ON NEXT PAGE]
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



--------
1 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

2 These charges apply only to sub-account allocations. They do not apply to allocations made to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

3 Not all optional benefits are available in every state. Unless otherwise indicated, optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract. Except as otherwise noted, optional benefit charges will only apply to allocations made to the sub-accounts and are charged daily as a percentage of the average daily variable account value.

------------------------------------------------------------------------------------------------------------------------------------
                                                ADDITIONAL CONTRACT OPTIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------- ------

     DEATH BENEFIT OPTIONS AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2,
     2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE
     APPLICABLE CONTRACT MODIFICATIONS (APPLICANT MAY ELECT ONE OR BOTH):

         OPTIONAL ONE-YEAR STEP UP DEATH BENEFIT.........................................................................     0.10%
         Total Variable Account Charges (including this option only).....................................................     1.30%

         OPTIONAL 5% ENHANCED DEATH BENEFIT..............................................................................     0.15%
         Total Variable Account Charges (including this option only).....................................................     1.35%
----------------------------------------------------------------------------------------------------------------------------- ------

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS4
For contracts issued prior to May 1, 2003, an applicant could purchase one of the following Guaranteed Minimum Income Benefit Options.

     GUARANTEED MINIMUM INCOME BENEFIT OPTION 1..........................................................................     0.45%
     Total Variable Account Charges (including this option only).........................................................     1.65%

     GUARANTEED MINIMUM INCOME BENEFIT OPTION 2..........................................................................     0.30%
     Total Variable Account Charges (including this option only).........................................................     1.50%
----------------------------------------------------------------------------------------------------------------------------- ------

BENEFICIARY PROTECTOR OPTION.............................................................................................     0.40%5
Total Variable Account Charges (including this option only)..............................................................     1.60%

In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.
Consequently, the interest rate of return credited to assets in the Guaranteed
Term Options will be lowered by 0.40% due to the assessment of this charge.
----------------------------------------------------------------------------------------------------------------------------- ------

CAPITAL PRESERVATION PLUS OPTION.........................................................................................     0.50%6
Total Variable Account Charges (including this option only)..............................................................     1.70%


In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Consequently, the interest rate of return credited to assets in the Guaranteed
Term Options will be lowered by 0.50% due to the assessment of this charge.
----------------------------------------------------------------------------------------------------------------------------- ------



----------------
1 Effective May 1, 2003, these options are no longer available.

2 The Beneficiary Protector Option is available for contracts with annuitants age 70 or younger at the time the option is elected.

3 The Capital Preservation Plus Option may be elected by any contract owner or applicant beginning May 1, 2003. Effective January 1, 2004, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option that corresponds to the end of the program period elected by the contract owner.

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

Mortality and Expense Risk Charge (applicable to all contracts)..........................................................     1.20%

Optional One-Year Step Up Death Benefit..................................................................................     0.10%

Optional 5% Enhanced Death Benefit.......................................................................................     0.15%

Guaranteed Minimum Income Benefit Option 1...............................................................................     0.45%

Beneficiary Protector Option.............................................................................................     0.40%

Capital Preservation Plus Option.........................................................................................     0.50%
----------------------------------------------------------------------------------------------------------------------------- ------

MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     2.80%
----------------------------------------------------------------------------------------------------------------------------- ------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
(expenses that are deducted from underlying mutual fund assets, including                 0.27%                  1.71%
management fees, distribution (12b-1) fees, and other expenses)
--------------------------------------------------------------------------------- ---------------------- ----------------------

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):
oAmerican Century Variable Portfolios, Inc. - VP International Fund: Class III
o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio:
Service Class R
o GVIT Dreyfus GVIT International Value: Fund: Class III
o GVIT Gartmore GVIT Emerging Markets Fund: Class III
o GVIT Gartmore GVIT Global Financial Services Fund: Class III
o GVIT Gartmore GVIT Global Health Sciences Fund: Class III
o GVIT Gartmore GVIT Global Technology and Communications Fund: Class III
o GVIT Gartmore GVIT Global Utilities Fund: Class III
o GVIT Gartmore GVIT International Growth Fund: Class III
o GVIT Gartmore GVIT Nationwide Leaders Fund: Class III
o GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III
o GVIT Gartmore GVIT Worldwide Leaders Fund: Class III
o GVIT Turner GVIT Growth Focus Fund: Class III
o Janus Aspen Series - Global Technology Portfolio: Service II Shares
o Janus Aspen Series - International Growth Portfolio: Service II Shares
o Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Class III

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds; and

o the total variable account charges associated with the most expensive combination of optional benefits (2.80%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (1.71%)        474    1,424  2,380   4,792    474   1,424   2,380   4,792     *    1,424   2,380    4,792
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.27%)        322     984   1,670   3,494    322    984    1,670   3,494     *     984    1,670    3,494
------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

o    Individual Retirement Annuities (IRAs);

o    Investment-only Contracts (Qualified Plans);

o    Non-Qualified;

o    Roth IRAs;

o    SEP IRAs; and

o Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in the prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- -------------------- ----------------------
     CONTRACT          MINIMUM INITIAL     MINIMUM SUBSEQUENT
       TYPE           PURCHASE PAYMENT          PAYMENTS
-------------------- -------------------- ----------------------
-------------------- -------------------- ----------------------
IRA                        $15,000               $1,000
-------------------- -------------------- ----------------------
-------------------- -------------------- ----------------------
Investment-only            $15,000               $1,000
-------------------- -------------------- ----------------------
-------------------- -------------------- ----------------------
Non-Qualified              $15,000               $1,000
-------------------- -------------------- ----------------------
-------------------- -------------------- ----------------------
Roth IRA                   $15,000               $1,000
-------------------- -------------------- ----------------------
-------------------- -------------------- ----------------------
SEP IRA                    $15,000               $1,000
-------------------- -------------------- ----------------------
-------------------- -------------------- ----------------------
Tax Sheltered              $15,000               $1,000
Annuity
-------------------- -------------------- ----------------------
Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into, or withdrawal from, the contract.

Optional death benefits are available under the contract at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit and Spousal Protection is elected or 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an annualized rate of 0.10% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or

0.15% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

A Capital Preservation Plus Option is available to applicants and contract owners beginning on May 1, 2003. Effective January 1, 2004, the Option may only be elected within the first 60 days after a contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered due to the assessment of this charge.

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation units. All classes of accumulation units may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPE OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Individual Retirement Annuities are contracts that satisfy the provisions of
Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRAs are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

STANDARD CHARGES AND DEDUCTIONS

The maximum commissions payable on the sale of a contract described in this prospectus is 2.0% of purchase payments.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The Mortality Risk Charge (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     1)   the time the contract is surrendered;

     2)   annuitization; or

     3)   such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

     o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

     o    contract loans or surrenders; or

     o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.15% (for the One-Year Enhanced Death Benefit and Spousal Protection) or 0.20% (for the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered;

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

     4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Each death benefit option has a Spousal Protection feature - there is no additional charge for this feature. The Spousal Protection feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

     1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

     2)   The spouses must be co-annuitants;

     3)   Both co-annuitants must be age 85 or younger at the time of issue;

     4)   The spouses must each be named as beneficiaries;

     5) No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

     6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

     7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

     8) If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.10% (for the One-Year Step Up Death Benefit) or 0.15% (for the 5% Enhanced Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     1)   the contract value; or

     2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. The Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. The Beneficiary Protector Option provides that upon the death of the annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has Spousal Protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

     a)   terminate the contract; or

     b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

     a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

     b)   the benefit will terminate and will no longer be in effect; and

     c) the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the sub-accounts of the variable account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CAPITAL PRESERVATION PLUS OPTION

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

     (1) A Guaranteed Term Option corresponding to the length of the elected program period; and

     (2) Non-Guaranteed Term Option allocations, which consist of certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed

Term Options through a reduction in credited interest rates (not to exceed
0.50%).

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among the underlying funds. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options, among underlying mutual funds. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may be elected by any contract owner or applicant beginning on May 1, 2003. Effective January 1, 2004, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

     o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

     o Only one Capital Preservation Plus Option program may be in effect at any given time.

     o    No new purchase payments may be applied to the contract.

     o    Nationwide will not permit loans to be taken from the contract.

     o Contract owners are prohibited from adding any optional benefit that assesses a charge to the Guaranteed Term Options.

     o If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

     o If the contract is surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

The following underlying mutual funds ONLY are available when the Capital Preservation Plus Option is elected:

American Century Variable Portfolios, Inc.
o American Century VP Income & Growth Fund: Class I
o American Century VP Ultra Fund: Class I
o American Century VP Value Fund: Class I

American Century Variable Portfolios II, Inc.
o American Century VP Inflation Protection Fund: Class II

Dreyfus
o The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
o Dreyfus Stock Index Fund, Inc.: Initial Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares

Federated Insurance Series
o Federated Quality Bond Fund II: Primary Shares

Fidelity Variable Insurance Products Fund
o VIP Equity-Income Portfolio: Service Class
o VIP Growth Portfolio: Service Class

Fidelity Variable Insurance Products Fund II
o VIP II Contrafund(R) Portfolio: Service Class
o VIP II Investment Grade Bond Portfolio: Service Class

Fidelity Variable Insurance Products Fund III
o VIP III Value Strategies Portfolio: Service Class

Gartmore Variable Insurance Trust ("GVIT")
o Comstock GVIT Value Fund: Class I
o Dreyfus GVIT Mid Cap Index Fund: Class I
o Gartmore GVIT Government Bond Fund: Class I
o Gartmore GVIT Growth Fund: Class I
o Gartmore GVIT Investor Destinations Funds
>> Gartmore GVIT Investor Destinations Conservative Fund
>> Gartmore GVIT Investor Destinations Moderately Conservative Fund >> Gartmore GVIT Investor Destinations Moderate Fund
>> Gartmore GVIT Investor Destinations Moderately Aggressive Fund
>> Gartmore GVIT Investor Destinations Aggressive Fund
o Gartmore GVIT Mid Cap Growth Fund: Class I
o Gartmore GVIT Money Market Fund: Class I
o Gartmore GVIT Nationwide(R)Fund: Class I
o Gartmore GVIT Nationwide Leaders Fund: Class III
o Gartmore GVIT U.S. Growth Leaders Fund:
Class III

o J.P. Morgan GVIT Balanced Fund: Class I

Janus Aspen Series
o Capital Appreciation Portfolio: Service Shares
o Risk-Managed Large Cap Core Portfolio: Service Shares

Neuberger Berman Advisers Management Trust
o AMT Guardian Portfolio
o AMT Limited Maturity Bond Portfolio: Class I
o AMT Mid-Cap Growth Portfolio: Class I
o AMT Partners Portfolio

Oppenheimer Variable Account Funds
o Oppenheimer Aggressive Growth Fund/VA: Initial Class
o Oppenheimer Capital Appreciation Fund/VA: Initial Class
o Oppenheimer Main Street(R) Fund/VA: Initial Class

Strong Opportunity Fund II, Inc.: Investor Class

--------------------------------------------------------------------------------
IN ADDITION TO THE UNDERLYING MUTUAL FUNDS LISTED ABOVE, THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002:
--------------------------------------------------------------------------------

Gartmore Variable Insurance Trust
o Turner GVIT Growth Focus Fund: Class III

--------------------------------------------------------------------------------
IN ADDITION TO THE UNDERLYING MUTUAL FUNDS LISTED ABOVE, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE ONLY TO CONTRACTS ISSUED ON OR PRIOR TO MAY 1, 2002:
--------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III
o VIP III Growth Opportunities Portfolio: Service Class

Van Kampen
   The Universal Institutional Funds, Inc.
o Mid Cap Growth Portfolio: Class I

--------------------------------------------------------------------------------
   IN ADDITION TO THE UNDERLYING MUTUAL FUNDS LISTED ABOVE, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE ONLY TO CONTRACTS ISSUED ON OR PRIOR TO MAY 1, 2000:
--------------------------------------------------------------------------------

Credit Suisse Trust
o Large Cap Value Portfolio

Gartmore Variable Insurance Trust
o Nationwide(R) GVIT Strategic Value Fund: Class I

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the GVIT - Gartmore GVIT Money Market
Fund: Class I.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     o    on a Nationwide form;

     o    signed by the contract owner; and

     o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person (e.g. a trust or corporation) and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     o    joint owners can only be named for Non-Qualified Contracts;

     o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

     o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- --------------------- ---------------------
     CONTRACT          MINIMUM INITIAL      MINIMUM SUBSEQUENT
       TYPE            PURCHASE PAYMENT          PAYMENTS
-------------------- --------------------- ---------------------
-------------------- --------------------- ---------------------
IRA                        $15,000                $1,000
-------------------- --------------------- ---------------------
-------------------- --------------------- ---------------------
Investment-only            $15,000                $1,000
-------------------- --------------------- ---------------------
-------------------- --------------------- ---------------------
Non-Qualified              $15,000                $1,000
-------------------- --------------------- ---------------------
-------------------- --------------------- ---------------------
Roth IRA                   $15,000                $1,000
-------------------- --------------------- ---------------------
-------------------- --------------------- ---------------------
SEP IRA                    $15,000                $1,000
-------------------- --------------------- ---------------------
-------------------- --------------------- ---------------------
Tax Sheltered              $15,000                $1,000
Annuity
-------------------- --------------------- ---------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o New Year's Day                        o Independence Day
o Martin Luther King, Jr. Day           o Labor Day
o Presidents' Day                       o Thanksgiving
o Good Friday                           o Christmas
o Memorial Day

Nationwide also will not price purchase payments if:

     1)   trading on the New York Stock Exchange is restricted;

     2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     1) the value of amounts allocated to the sub-accounts of the variable account; and

     2)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     a)   is the sum of:

          1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

     b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

     c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.20% to 2.80% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

     1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

     2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

     3)   subtracting charges deducted in accordance with the contract.

TRANSFERS

Prior to Annuitization, contract owners can transfer allocations without penalty or adjustment subject to the following conditions:

o    transfers among the sub-accounts are limited to 12 times per year; and

o transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Transfers Among Sub-Accounts

Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

     o    variable account charges;

     o    underlying mutual fund charges;

     o    the investment performance of the underlying mutual funds; and

     o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

     o    the participant dies;

     o    the participants retires;

     o    the participant terminates employment due to total disability; or

     o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
         Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B) The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
NON-ERISA PLANS  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------

---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
ERISA PLANS      All          up to 50% of contract value
                              (not more than $50,000*)
---------------- ------------ ---------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, the loan processing fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT - Gartmore GVIT Money Market Fund: Class I unless the contract owner directs otherwise.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     o    the contract is surrendered;

     o    the contract owner/annuitant dies;

     o the contract owner who is not the annuitant dies prior to annuitization; or

     o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity Variable Insurance Products Fund - VIP High Income Portfolio:
Service Class, GVIT - Gartmore GVIT Government Bond Fund: Class I, GVIT - Federated GVIT High Income Bond Fund: Class I, and GVIT - Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers may occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

     o    the age (or date) specified in your contract; or

     o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     1)   an annuity payment option; and

     2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

---------------------------------------------------------
   A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN
 EXERCISING A GUARANTEED MINIMUM INCOME BENEFIT OPTION.
---------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

     1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

     2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")

GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

     a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

     b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Option 1 Illustrations

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date using GMIB Option 1.

The illustrations assume the following:

     o An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

     o    The contract is issued to a MALE at age 55, 65 or 70; and

     o A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                             7 Years in Accumulation
                      $140,710.04 for GMIB at Annuitization
--------------- --------------- ---------------- ------------
 Male Age at     Male Age at     GMIB Purchase     Monthly
    Issue       Annuitization        Rate*          GMIB
--------------- --------------- ---------------- ------------
--------------- --------------- ---------------- ------------
      55              62             $4.72         $664.15
--------------- --------------- ---------------- ------------
--------------- --------------- ---------------- ------------
      65              72             $5.96         $838.63
--------------- --------------- ---------------- ------------
--------------- --------------- ---------------- ------------
      70              77             $6.79         $955.42
--------------- --------------- ---------------- ------------

                            10 Years in Accumulation
                      $162,889.46 for GMIB at Annuitization
--------------- --------------- ---------------- ------------
 Male Age at     Male Age at     GMIB Purchase     Monthly
    Issue       Annuitization        Rate*          GMIB
--------------- --------------- ---------------- ------------
--------------- --------------- ---------------- ------------
      55              65             $5.03         $819.33
--------------- --------------- ---------------- ------------
--------------- --------------- ---------------- ------------
      65              75             $6.44        $1,049.01
--------------- --------------- ---------------- ------------
--------------- --------------- ---------------- ------------
      70              80             $7.32        $1,192.35
--------------- --------------- ---------------- ------------

                            15 Years in Accumulation
                      $200,000.00 for GMIB at Annuitization
--------------- --------------- ---------------- ------------
 Male Age at     Male Age at     GMIB Purchase     Monthly
    Issue       Annuitization        Rate*          GMIB
--------------- --------------- ---------------- ------------
--------------- --------------- ---------------- ------------
      55              70             $5.66        $1,132.00
--------------- --------------- ---------------- ------------
--------------- --------------- ---------------- ------------
      65              80             $7.32        $1,464.00
--------------- --------------- ---------------- ------------
--------------- --------------- ---------------- ------------
      70              85             $8.18        $1,636.00
--------------- --------------- ---------------- ------------
*Guaranteed monthly benefit per $1,000 applied

The illustrations should be used as a tool to assist an investor in determining whether exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

     1)   after the contract has been in effect for 7 years; and

     2)   the annuitant has attained age 60.

Annuity Payment Options that May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

     o    Life Annuity;

     o    Joint and Last Survivor Annuity; and

     o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

---------------------------------------------------------
 IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                      GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

     > A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

     > Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

     > The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

     > Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

     >    GMIB may not be approved in all state jurisdictions.

---------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

     1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

     2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

     3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

          The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     1)   in a lump sum;

     2)   as an annuity; or

     3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiary(ies) survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select an optional death benefit at the time of application (not all death benefit options may be available in all states). If no optional death benefit is elected at the time of application, the death benefit will be the standard contractual death benefit.

The death benefit value is determined as of the date Nationwide receives:

     1)   proper proof of the annuitant's death;

     2)   an election specifying the distribution method; and

     3)   any state required form(s).

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     1)   the contract value; or

     2) the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered;

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

     4)   the 5% Interest Anniversary Value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

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5% Enhanced Death Benefit (available for contracts issued prior to January 2,
2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     1)   the contract value; or

     2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any

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

               distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

     a) the death of the annuitant will be treated as the death of a contract owner;

     b) any change of annuitant will be treated as the death of a contract owner; and

     c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

          REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

     b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, and SEP IRAs required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, or SEP IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

     a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

     b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

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

     a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

     b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities and SEP IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

     o    the type of contract purchased;

     o    the purposes for which the contract is purchased; and

     o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

     o    Individual Retirement Annuities;

     o    SEP IRAs;

     o    Roth IRAs;

     o    Tax Sheltered Annuities; and

     o    Non-Qualified Contracts.

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

Individual Retirement Annuities and SEP IRAs

Distributions from Individual Retirement Annuities and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

     o    made to a beneficiary on or after the death of the owner;

     o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

     o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

     o    used for qualified higher education expenses; or

     o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

     o it is made on or after the date on which the contract owner attains age 59 1/2;

     o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

     o    it is attributable to the contract owner's disability; or

     o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

     o    made to a beneficiary on or after the death of the owner;

     o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

     o part of a series of substantially equal periodic payments made not less frequently than annually, made for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

     o    for qualified higher education expenses; or

     o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

     o    made to a beneficiary on or after the death of the owner;

     o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

     o part of a series of substantially equal periodic payments made not less frequently than annually, made for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

     o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982 will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

     o    the result of a contract owner's death;

     o the result of a contract owner's disability (as defined in the Internal Revenue Code);

     o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

     o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

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

The non-natural person rules also do not apply to contracts that are:

     o acquired by the estate of a decedent by reason of the death of the decedent;

     o issued in connection with certain qualified retirement plans and individual retirement plans;

     o purchased by an employer upon the termination of certain qualified retirement plans; or

     o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

     o the distribution is made directly to another Tax Sheltered Annuity or IRA; or

     o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

     o if the payee does not provide Nationwide with a taxpayer identification number; or

     o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     o    a transfer of the contract from one contract owner to another; or

     o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

     o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

     o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

     o    the failure to diversify was accidental;

     o    the failure is corrected; and

     o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

     o    generally lowering federal income tax rates;

     o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

     o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

     o    eliminating and/or reducing the highest federal estate tax rates;

     o    increasing the estate tax credit; and

     o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     o    statements showing the contract's quarterly activity;

     o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     o semi-annual reports as of June 30 containing financial statements for the variable account; and

     o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide

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

will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. Nationwide's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously.
There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund: Class I.

"Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT Gartmore GVIT Money Market Fund: Class I's units. Yield is an annualized figure, which means that it is assumed that the GVIT Gartmore GVIT Money Market Fund: Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole.

Market Indexes

The sub-accounts will be compared to certain market indexes. Indexes are provided for comparison purposes only and are not intended to reflect the performance of the sub-accounts. Individuals cannot invest directly in an index.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by financial news magazines and other services and web-sites.

These rating services, publications and web-sites rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.


Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results.

Standardized Performance

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account and variable account charges of 2.30% (the maximum variable account charges if the most expensive optional benefits are chosen as of December 31, 2002). If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $25,000, the periods shown may reflect time prior to the fund being available as an option in the variable account and variable account charges will be 1.20%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

   --------------------------------------------------------------------------------------------------------------------------------
                                                                                                       10 Years
                                                                                                     or Date Fund
                                                                                                     Available in     Date Fund
                                                                                                     the Variable    Available in
                                                                        1 Year          5 Years         Account      the Variable
                          Sub-Account Option                          to 12/31/02     to 12/31/02     to 12/31/02      Account
   --------------------------------------------------------------------------------------------------------------------------------
   American Century Variable Portfolios, Inc. - American Century        -21.23%          -2.52%          -1.72%       11/03/97
   VP Income & Growth Fund: Class I
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   American Century Variable Portfolios, Inc. - American Century        -22.21%          -4.05%          -3.80%       11/03/97
   VP International Fund: Class I
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   American Century Variable Portfolios Inc. - American Century VP          N/A             N/A         -20.10%       05/01/02
   International Fund: Class III
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   American Century Variable Portfolios Inc. - American Century VP          N/A             N/A         -20.86%       05/01/02
   Ultra Fund: Class I
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   American Century Variable Portfolios, Inc. - American Century        -14.63%           1.50%           1.99%       11/03/97
   VP Value Fund: Class I
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Credit Suisse Trust - Global Post-Venture Capital Portfolio          -35.67%         -10.00%         -10.01%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Credit Suisse Trust - International Focus Portfolio                  -21.75%          -7.87%          -8.68%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Credit Suisse Trust - Large Cap Value Portfolio                      -24.87%          -2.16%          -1.44%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Dreyfus Investment Portfolios - Small Cap Stock Index                    N/A             N/A         -24.44%       05/01/02
   Portfolio: Service Shares
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   The Dreyfus Socially Responsible Growth Fund, Inc.: Initial          -30.58%          -6.02%          -5.57%       11/03/97
   Shares
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Dreyfus Stock Index Fund, Inc.: Initial Shares                       -24.15%          -3.17%          -2.48%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Dreyfus Variable Investment Fund - Appreciation Portfolio:           -18.63%          -0.62%          -0.16%       11/03/97
   Initial Shares
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Federated Insurance Series - Federated Quality Bond Fund II:           6.79%             N/A           4.67%       05/03/99
   Primary Shares
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Equity-Income Portfolio: Service Class                  -18.91%          -2.08%          -1.43%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio: Service Class                         -31.81%          -2.75%          -2.65%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP  High Income Portfolio: Service Class                     1.24%          -8.27%          -7.84%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Overseas Portfolio: Service Class                       -22.18%          -6.25%          -6.28%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Overseas Portfolio: Service Class R                         N/A             N/A         -23.23%       05/01/02
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP II Contrafund(R)Portfolio: Service Class                 -11.51%           1.24%           1.07%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP III Growth Opportunities Portfolio: Service Class       -23.72%          -8.57%          -7.66%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP III Value Strategies Portfolio: Service Class               N/A             N/A         -26.07%       05/01/02
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Comstock GVIT Value Fund: Class I                               -26.87%          -6.52%          -6.08%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                        -17.25%           2.81%           2.58%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Federated GVIT High Income Bond Fund: Class I                     0.85%          -0.84%          -0.45%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Emerging Markets Fund: Class I                    -17.18%             N/A         -16.64%       10/02/00
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Emerging Markets Fund: Class III                      N/A             N/A         -25.45%       05/01/02
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Global Financial Services Fund: Class III             N/A             N/A         -12.71%       01/25/02
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Global Health Sciences Fund: Class III                N/A             N/A         -16.42%       01/25/02
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Global Technology and Communications Fund:        -44.10%             N/A         -52.60%       10/02/00
   Class I
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Global Technology  Communications Fund:               N/A             N/A         -29.22%       05/01/02
   Class III
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Global Utilities Fund: Class III                      N/A             N/A         -21.44%       01/25/02
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Government Bond Fund: Class I                       8.43%           4.87%           4.96%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Growth Fund: Class I                              -30.36%         -14.61%         -13.60%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT International Growth Fund: Class I                -25.85%             N/A         -28.20%       10/02/00
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT International Growth Fund: Class III                  N/A             N/A         -22.86%       05/01/02
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Investor Destinations Conservative Fund            -1.91%             N/A          -1.50%       12/21/01
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Investor Destinations Moderately                   -6.36%             N/A          -5.66%       12/21/01
   Conservative Fund
   --------------------------------------------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------------------------------------------
                                                                                                       10 Years
                                                                                                     or Date Fund
                                                                                                     Available in     Date Fund
                                                                                                     the Variable    Available in
                                                                        1 Year          5 Years         Account      the Variable
                          Sub-Account Option                          to 12/31/02     to 12/31/02     to 12/31/02      Account
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Investor Destinations Moderate Fund               -11.68%             N/A         -10.81%       12/21/01
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Investor Destinations Moderately Aggressive       -16.55%             N/A         -15.30%       12/21/01
   Fund
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Investor Destinations Aggressive Fund             -20.37%             N/A         -19.01%       12/21/01
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Mid Cap Growth Fund: Class I                      -38.47%          -6.89%          -6.36%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Money Market Fund: Class I                         -1.12%           1.80%           1.84%       10/31/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Nationwide Leaders Fund: Class III                    N/A             N/A          -9.60%       01/25/02
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Nationwide(R)Fund: Class I                         -19.26%          -4.32%          -3.79%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III                   N/A             N/A         -25.83%       01/25/02
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                   -27.11%          -7.09%          -6.73%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT GVIT Small Cap Growth Fund: Class I                             -34.83%             N/A          -1.71%       05/03/99
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT GVIT Small Cap Value Fund: Class I                              -28.84%           2.76%           2.28%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT GVIT Small Company Fund: Class I                                -19.23%           1.69%           0.82%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT J.P. Morgan GVIT Balanced Fund: Class I                         -14.33%          -3.97%          -3.65%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Nationwide(R)GVIT Strategic Value Fund: Class I                  -27.08%          -7.61%          -7.16%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Turner GVIT Growth Focus Fund: Class I                          -44.18%             N/A         -50.13%       10/02/00
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Turner GVIT Growth Focus Fund: Class III                            N/A             N/A         -25.63%       05/01/02
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I                   4.74%           1.82%           1.90%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series - Capital Appreciation Portfolio: Service         -17.86%             N/A         -20.79%       01/27/00
   Shares
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series - Global Technology Portfolio: Service Shares     -42.29%             N/A         -36.69%       01/27/00
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series - Global Technology Portfolio: Service II             N/A             N/A         -29.55%       05/01/02
   Shares
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series - International Growth Portfolio: Service         -27.47%             N/A         -24.50%       01/27/00
   Shares
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series - International Growth Portfolio: Service II          N/A             N/A         -23.12%       05/01/02
   Shares
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Neuberger Berman AMT Guardian Portfolio                              -28.14%          -0.26%           0.66%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Neuberger Berman AMT Mid-Cap Growth Portfolio: Class I               -30.97%          -1.23%           1.82%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Neuberger Berman AMT Partners Portfolio                              -25.89%          -5.86%          -5.49%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Variable Account Funds - Oppenheimer Aggressive          -29.45%          -4.15%          -4.95%       11/03/97
   Growth Fund/VA: Initial Class
   --------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Variable Account Funds - Oppenheimer Capital             -28.54%          -0.05%          -0.43%       11/03/97
   Appreciation Fund/VA: Initial Class
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Variable Account Funds - Oppenheimer Global              -23.93%             N/A         -16.52%       05/01/00
   Securities Fund/VA: Initial Class
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Variable Account Funds - Oppenheimer Main Street(R)      -20.67%          -5.47%          -4.87%       11/03/97
   Fund/VA: Initial Class
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Strong Opportunity Fund II, Inc.: Investor Class                     -28.50%             N/A         -14.72%       05/01/00
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   The Universal Institutional Funds, Inc. - Emerging Markets Debt        6.71%           2.01%           2.73%       11/03/97
   Portfolio: Class I
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   The Universal Institutional Funds, Inc. - Mid Cap Growth             -32.74%             N/A         -29.26%       05/01/00
   Portfolio: Class I
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   The Universal Institutional Funds, Inc. - U.S. Real Estate            -3.07%             N/A           3.36%       09/21/00
   Portfolio: Class I
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets        -5.14%          -8.23%         -10.25%       11/03/97
   Fund
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund        -5.07%          -6.34%          -8.13%       11/03/97
   --------------------------------------------------------------------------------------------------------------------------------

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

   ---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        10 Years
                                                                          1 Year         5 Years       to 12/31/02     Date Fund
                           Sub-Account Option                           to 12/31/02    to 12/31/02   or Life of Fund   Effective
   ---------------------------------------------------------------------------------------------------------------------------------
   American Century Variable Portfolios, Inc. - American Century VP      -20.34%          -1.42%           0.03%       10/30/97
   Income & Growth Fund: Class I
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   American Century Variable Portfolios, Inc. - American Century VP      -21.33%          -2.96%           2.04%       05/02/94
   International Fund: Class I
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   American Century Variable Portfolios, Inc. - American Century VP      -21.33%          -2.97%           2.04%       05/02/94
   International Fund: Class III
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   American Century Variable Portfolios, Inc. - American Century VP      -23.64%             N/A         -17.76%       05/01/01
   Ultra Fund: Class I
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   American Century Variable Portfolios, Inc. - American Century VP      -13.67%           2.65%           7.11%       05/01/96
   Value Fund: Class I
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Credit Suisse Trust - Global Post-Venture Capital Portfolio           -34.95%          -8.99%          -5.98%       09/30/96
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Credit Suisse Trust - International Focus Portfolio                   -20.87%          -6.83%          -3.16%       06/30/95
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Credit Suisse Trust - Large Cap Value Portfolio                       -24.02%          -1.06%          -0.33%       10/31/97
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:          N/A             N/A         -23.87%       05/01/02
   Service Shares
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares    -29.80%          -4.96%           5.79%       10/06/93
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Dreyfus Stock Index Fund, Inc.: Initial Shares                        -23.30%          -2.08%           7.62%       09/29/89
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Dreyfus Variable Investment Fund - Appreciation Portfolio:            -17.71%           0.50%           8.87%       04/05/93
   Initial Shares
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Federated Insurance Series - Federated Quality Bond Fund II:            8.00%             N/A           5.58%       04/22/99
   Primary Shares
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Equity-Income Portfolio: Service Class                   -17.99%          -0.98%           8.41%       10/09/86
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio: Service Class                          -31.04%          -1.65%           7.08%       10/09/86
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP  High Income Portfolio: Service Class                      2.37%          -7.23%           2.18%       09/19/85
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Overseas Portfolio: Service Class                        -21.30%          -5.19%           3.38%       01/28/87
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Overseas Portfolio: Service Class R                      -21.24%          -5.17%           3.41%       01/28/87
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP II Contrafund(R)Portfolio: Service Class                  -10.51%           2.38%          10.86%       01/03/95
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP III Growth Opportunities Portfolio: Service Class        -22.85%          -7.54%           3.61%       01/03/95
   ---------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP III Value Strategies Portfolio: Service Class                N/A             N/A         -21.82%       02/20/02
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Comstock GVIT Value Fund: Class I                                -26.04%          -5.47%          -5.01%       10/31/97
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                         -16.32%           3.97%           3.73%       10/31/97
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Federated GVIT High Income Bond Fund: Class I                      1.99%           0.28%           0.67%       10/31/97
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Emerging Markets Fund: Class I                     -16.25%             N/A         -20.38%       08/30/00
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Emerging Markets Fund: Class III                   -16.20%             N/A         -20.37%       08/30/00
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Global Financial Services Fund: Class III          -12.47%             N/A         -12.38%       12/28/01
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Global Health Sciences Fund: Class III             -20.11%             N/A         -10.43%       12/29/00
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Global Technology and Communications Fund:         -43.47%             N/A         -43.60%       06/30/00
   Class I
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Global Technology and Communications Fund:         -42.99%             N/A         -43.43%       06/30/00
   Class III
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Global Utilities Fund: Class III                   -25.76%             N/A         -25.60%       12/28/01
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Government Bond Fund: Class I                        9.65%           6.05%           6.07%       11/08/82
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Growth Fund: Class I                               -29.58%         -13.65%           0.75%       04/15/92
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT International Growth Fund: Class I                 -25.02%             N/A         -28.67%       08/30/00
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT International Growth Fund: Class III               -24.86%             N/A         -28.62%       08/30/00
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Investor Destinations Conservative Fund             -0.80%             N/A          -0.50%       12/12/01
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Investor Destinations Moderately Conservative       -5.30%             N/A          -4.52%       12/12/01
   Fund
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Investor Destinations Moderate Fund                -10.68%             N/A          -9.52%       12/12/01
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Investor Destinations Moderately Aggressive        -15.61%             N/A         -14.05%       12/12/01
   Fund
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Investor Destinations Aggressive Fund              -19.48%             N/A         -17.65%       12/12/01
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Mid Cap Growth Fund: Class I                       -37.77%          -5.84%          -5.29%       10/31/97
   ---------------------------------------------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        10 Years
                                                                          1 Year         5 Years       to 12/31/02     Date Fund
                           Sub-Account Option                           to 12/31/02    to 12/31/02   or Life of Fund   Effective
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Money Market Fund: Class I                           0.00%           2.93%           3.11%       11/10/81
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Nationwide(R)Fund: Class I                          -18.35%          -3.24%           6.18%       11/08/82
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Nationwide Leaders Fund: Class III                  -6.91%             N/A          -6.92%       12/31/01
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III                -24.51%             N/A         -24.52%       12/31/01
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                    -26.29%          -6.04%          -5.68%       10/31/97
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT GVIT Small Cap Growth Fund: Class I                              -34.09%             N/A          -0.61%       05/03/99
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT GVIT Small Cap Value Fund: Class I                               -28.04%           3.92%           3.43%       10/31/97
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT GVIT Small Company Fund: Class I                                 -18.32%           2.84%           8.91%       10/23/95
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT J.P. Morgan GVIT Balanced Fund: Class I                          -13.37%          -2.89%          -2.56%       10/31/97
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Nationwide(R)GVIT Strategic Value Fund: Class I                   -26.26%          -6.57%          -6.11%       10/31/97
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Turner GVIT Growth Focus Fund: Class I                           -43.55%             N/A         -47.25%       06/30/00
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Turner GVIT Growth Focus Fund: Class III                         -43.02%             N/A         -47.08%       06/30/00
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I                    5.92%           2.97%           3.04%       10/31/97
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series - Capital Appreciation Portfolio: Service          -16.94%           5.68%           9.30%       05/01/97
   Shares
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series - Global Technology Portfolio: Service Shares      -41.64%             N/A         -38.74%       01/18/00
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series - Global Technology Portfolio: Service II          -41.64%             N/A            N/A*       01/18/00
   Shares
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series - International Growth Portfolio: Service          -26.65%          -1.14%           6.88%       05/02/94
   Shares
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series - International Growth Portfolio: Service II       -26.41%          -1.18%           6.85%       05/02/94
   Shares
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Neuberger Berman AMT Guardian Portfolio                               -27.33%           0.86%           1.79%       11/03/97
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Neuberger Berman AMT Mid-Cap Growth Portfolio: Class I                -30.19%          -0.12%           2.97%       11/03/97
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Neuberger Berman AMT Partners Portfolio                               -25.05%          -4.80%           6.19%       03/22/94
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Variable Account Funds - Oppenheimer Aggressive           -28.66%          -3.07%           5.37%       08/15/86
   Growth Fund/VA: Initial Class
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Variable Account Funds - Oppenheimer Capital              -27.74%           1.08%           8.84%       04/03/85
   Appreciation Fund/VA: Initial Class
   ---------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Variable Account Funds - Oppenheimer Global               -23.07%           4.15%          10.57%       11/12/90
   Securities Fund/VA: Initial Class
   ---------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Variable Account Funds - Oppenheimer Main Street(R)       -19.77%          -4.40%           7.38%       07/05/95
   Fund/VA: Initial Class
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Strong Opportunity Fund II, Inc.: Investor Class                      -27.70%           1.61%           9.45%       05/08/92
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   The Universal Institutional Funds, Inc. - Emerging Markets Debt         7.91%           3.16%           2.87%       06/16/97
   Portfolio: Class I
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   The Universal Institutional Funds, Inc. - Mid Cap Growth              -31.98%             N/A         -14.72%       10/18/99
   Portfolio: Class I
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   The Universal Institutional Funds, Inc. - U.S. Real Estate             -1.98%           3.09%           5.42%       03/03/97
   Portfolio: Class I
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets         -4.07%          -7.20%          -4.09%       12/21/95
   Fund
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund         -4.00%          -5.28%           3.79%       09/01/89
   ---------------------------------------------------------------------------------------------------------------------------------

*Historical performance information is not available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio - Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund - Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio
- Class I and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no sub-account performance is available.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                    Page
General Information and History..........................................1
Services.................................................................1
Purchase of Securities Being Offered.....................................2
Underwriters.............................................................2
Calculations of Performance..............................................2
Annuity Payments.........................................................3
Condensed Financial Information..........................................3
Financial Statements...................................................196

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Total Underlying Mutual Fund Annual Operating Expenses are expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses.

           Please refer to the prospectus for each underlying mutual fund for more detailed information.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.70%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.30%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.76%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.71%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.40%. The investment adviser may discontinue the reimbursements and waivers at any time.

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.42%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
Not available in connection with contracts for which good order applications are
(or were) received on or after May 1, 2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.35%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.60%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.27%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.70%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE
CLASS No longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.64%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES
PORTFOLIO: SERVICE CLASS Not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.52%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *Underlying mutual fund annual expenses are estimated.

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.75%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.41%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.46%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.46%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.33%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.27%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.27%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND
COMMUNICATIONS FUND: CLASS I No longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.39%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.38%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.40%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.15%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.11%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.73%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND:
CLASS I No longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.30%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.43%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.40%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND                                                            target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, growth of capital.  The Fund invests in a target
CONSERVATIVE FUND                                               allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S.
                                                                stocks, 10% international stocks, 35% bonds, and 25% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATE FUND                                      and income.  The Fund invests in a target allocation mix of 30%
                                                                large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.  The Fund invests in a target allocation
AGGRESSIVE FUND                                                 mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.  The Fund invests in a target allocation mix of 40% large
FUND                                                            cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
*The underlying mutual funds operate under an expense cap of 0.56%. The expense cap is guaranteed to remain in effect until May 1, 2003. The Investor
Destination Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expense of the Investor
Destination Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.62%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.13%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.13%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS
I No longer available to receive transfers or new purchase payments effective
May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *Underlying mutual fund annual expenses are estimated.

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.35%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I
Not available in connection with contracts for which good order applications are
(or were) received on or after May 1,2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.00%. The investment adviser may discontinue the reimbursements and waivers at any time.

GARTMORE VARIABLE INSURANCE TRUST - TURNER GVIT GROWTH FOCUS FUND: CLASS I No
longer available to receive transfers or new purchase payments effective May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Turner Investment Partners, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.05%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.05%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - TURNER GVIT GROWTH FOCUS FUND: CLASS III
Available only to contracts issued prior to January 25, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Turner Investment Partners, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.07%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.07%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.92%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.97%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.04%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
No longer available to receive transfers or new purchase payments effective May
1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.99%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - RISK-MANAGED LARGE CAP CORE PORTFOLIO: SERVICE SHARES

------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC; sub-adviser, Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.34%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.76%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.91%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.68%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.66%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA:
INITIAL CLASS No longer available to receive transfers or new purchase payments effective May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.69%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.38%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.09%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.22%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
Not available in connection with contracts for which good order applications are
(or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.28%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.05%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.12%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND
Not available in connection with contracts for which good order applications are
(or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.36%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.30%. The investment adviser may discontinue the reimbursements and waivers at any time.

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND
Not available in connection with contracts for which good order applications are
(or were) received on or after May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.20%. The investment adviser may discontinue the reimbursements and waivers at any time.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all available optional benefits available on December 31, 2002 (the maximum variable account charge of 2.30%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contracts, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

                           CALLING:     1-800-848-6331, TDD 1-800-238-3035


                           WRITING: Nationwide Life Insurance Company One Nationwide Plaza, RR1-04-F4 Columbus, Ohio 43215

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
           (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF          YEAR
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                11.591056            9.233496          -20.34%             1,224,719          2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.802086           11.591056           -9.46%             1,377,248          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.495483           12.802086          -11.68%             1,188,175          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.431326           14.495483           16.60%               435,194          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.431326           24.31%                 2,542          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                10.162935            7.995327          -21.33%             1,013,393          2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.524713           10.162935          -30.03%             1,961,011          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                17.674116           14.524713          -17.82%             1,524,024          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.904652           17.674116           62.08%               800,500          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.904652            9.05%                   223          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                10.000000            8.049901          -19.50%               523,208          2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                10.000000            7.973718          -20.26%                55,784          2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                14.654697            12.65142          -13.67%             2,187,107          2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.147862           14.654697           11.46%             1,702,310          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.263216           13.147862           16.73%               562,778          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.497731           11.263216           -2.04%               182,255          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.497731           14.98%                 1,309          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN     NUMBER OF            YEAR
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT   ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE         UNITS AT END
                                 PERIOD                                                  OF PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           11.620449            7.559296          -34.95%                 9,068          2002
Global Post-Venture
Capital Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.482534           11.620449          -29.50%                22,334          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                20.579437           16.482534          -19.91%                28,615          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.739606           20.579437           61.54%                42,065          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.739606           27.40%                     3          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -            9.206014            7.285009          -20.87%                 9,029          2002
International Focus
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.989196            9.206014          -23.21%                31,201          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.374564           11.989196          -26.78%                46,141          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.801619           16.374564           51.29%               324,270          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.801619            8.02%                     0          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           13.167262           10.004590          -24.02%                76,370          2002
Large Cap Value
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.203287           13.167262           -0.27%                93,872          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.269490           13.203287            7.61%               100,945          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.688738           12.269490            4.97%                41,592          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.688738           16.89%                    25          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment              10.000000            7.613403          -23.87%                78,616          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            11.025487            7.739942          -29.80%               597,585          2002
Responsible Growth Fund,
Inc.: Initial Shares -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.414394           11.025487          -23.51%               770,125          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.397708           14.414394          -12.10%               794,428          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.758878           16.397708           28.52%               267,898          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.758878           27.59%                 3,023          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             11.460136            8.790442          -23.30%             5,523,412          2002
Fund, Inc.: Initial
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.209188           11.460136          -13.24%             6,231,637          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.736468           13.209188          -10.36%             5,480,063          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.367188           14.736468           19.16%             2,643,256          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.367188           23.67%                29,704          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                11.823034            9.728623          -17.71%               767,694          2002
Investment Fund
-Appreciation Portfolio:
Initial Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.195948           11.823034          -10.40%               803,464          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.442893           13.195948           -1.84%               644,953          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.207586           13.442893           10.12%               375,791          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.207586           22.08%                 3,300          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN     NUMBER OF            YEAR
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT   ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE         UNITS AT END
                                 PERIOD                                                  OF PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance             11.401464           12.313040            8.00%             3,228,418          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.684388           11.401464            6.71%             2,254,148          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.790385           10.684388            9.13%               924,949          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.790385           -2.10%                93,080          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                    12.483021           10.236740          -17.99%             3,759,981          2002
Equity-Income Portfolio:
Service Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.313013           12.483021           -6.23%             3,313,379          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.440601           13.313013            7.01%             2,161,872          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.850451           12.440601            4.98%               927,286          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.850451           18.50%                 4,750          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             12.608518            8.695091          -31.04%             4,193,087          2002
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.512519           12.608518          -18.72%             5,367,579          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                17.653733           15.512519          -12.13%             4,474,920          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.015101           17.653733           35.64%             1,970,612          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           13.015101           30.15%                10,429          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High Income         7.379494            7.554754            2.37%             2,584,236          2002
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.478210            7.379494          -12.96%             1,809,746          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.087928            8.478210          -23.54%             1,428,006          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.384114           11.087928            6.78%             2,068,984          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.384114            3.84%                 2,242          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas            9.879361            7.775040          -21.30%               658,946          2002
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.702222            9.879361          -22.22%             1,245,153          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.900927           12.702222          -20.12%               976,921          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.296846           15.900927           40.76%               542,691          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.296846           12.97%                 4,196          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           10.000000            7.734738          -22.65%               267,256          2002
Portfolio: Service Class
R - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                 12.335838           11.039050          -10.51%             2,860,206          2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.247834           12.335838          -13.42%             2,560,723          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.457984           14.247834           -7.83%             2,464,577          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.602507           15.457984           22.66%             1,033,897          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.602507           26.03%                12,360          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth          8.844341            6.823011          -22.85%               599,897          2002
Opportunities Portfolio:
Service Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.463173            8.844341          -15.47%               744,505          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.785954           10.463173          -18.17%               831,500          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.421717           12.785954            2.93%               708,815          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.421717           24.22%                 2,339          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN     NUMBER OF            YEAR
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT   ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE         UNITS AT END
                                 PERIOD                                                  OF PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          10.000000            7.448995          -25.51%               104,063          2002
Strategies Portfolio:
Service Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT Value        10.702140            7.914998          -26.04%               211,589          2002
Fund: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.331560           10.702140          -13.21%               219,542          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.963829           12.331560          -11.69%               242,410          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.927845           13.963829           17.07%                36,537          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.927845           19.28%                 1,552          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid           16.253946           13.601150          -16.32%               847,029          2002
Cap Index Fund: Class I
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.670157           16.253646           -2.50%               774,456          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.644558           16.670157           13.83%               500,113          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.257790           14.644558           19.47%                61,967          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.257790           22.58%                     0          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT High        10.044539           10.244090            1.99%             1,894,472          2002
Income Bond Fund: Class
I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.755865           10.044539            2.96%             1,162,748          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.764664            9.755865           -9.37%               309,375          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.558563           10.764664            1.95%               156,778          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.558563            5.59%                 1,173          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.137235            6.815122          -16.25%                12,050          2002
Emerging Markets Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.686950            8.137235           -6.33%               102,549          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.686950          -13.13%                    77          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              10.000000            7.511024          -24.89%                46,964          2002
Emerging Markets Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              10.000000            8.820856          -11.79%                20,185          2002
Global Financial
Services Fund: Class III
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              10.000000            8.445947          -15.54%                30,246          2002
Global Health Sciences
Fund: Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               3.395066            1.919236          -43.47%               109,735          2002
Global Technology and
Communications Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.000048            3.395066          -43.42%               263,235          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            6.000048          -40.00%                12,804          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN     NUMBER OF            YEAR
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT   ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE         UNITS AT END
                                 PERIOD                                                  OF PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              10.000000            7.131516          -28.68%                51,674          2002
Global Technology and
Communications Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              10.000000            7.938080          -20.62%                 2,309          2002
Global Utilities Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              11.565612           12.681950            9.65%             5,225,533          2002
Government Bond Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.914977           11.565612            5.96%             3,831,848          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.816007           10.914977           11.20%             2,634,608          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.174058            9.816007           -3.52%             1,189,269          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.174058            1.74%                 1,182          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               6.580071            4.633836          -29.58%               423,119          2002
Growth Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.268169            6.580071          -29.00%               593,660          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.767993            9.268169          -27.41%               557,986          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.392954           12.767993            3.03%               480,900          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.392954           23.93%                 2,759          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               6.500996            7.772433          -22.28%                20,076          2002
International Growth
Fund: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.222891            6.500996          -29.51%                24,662          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.222891           -7.77%                 3,925          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              10.000000            4.874649          -25.02%                 9,945          2002
International Growth
Fund: Class III - Q/NQ
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              10.000000            9.938018           -0.62%               304,523          2002
Investor Destinations
Conservative Fund - Q/NQ
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              10.000000            9.534557           -4.65%               373,572          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              10.000000            9.037949           -9.62%               792,009          2002
Investor Destinations
Moderate Fund - Q/NQ
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN     NUMBER OF            YEAR
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT   ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE         UNITS AT END
                                 PERIOD                                                  OF PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              10.000000            8.590418          -14.10%               218,737          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              10.000000            8.238400          -17.62%                30,145          2002
Investor Destinations
Aggressive Fund - Q/NQ
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          13.096398            8.149536          -37.77%               562,544          2002
Cap Growth Fund: Class I
- Q/NQ
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                19.022019           13.096398          -31.15%               548,573          2001
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                22.750997           19.022019          -16.39%               584,573          2000
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.463581           22.750997           82.54%               154,804          1999
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.463581           24.64%                     0          1998
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Money        11.247642           11.247300            0.00%            15,980,726          2002
Market Fund: Class I* -
Q/NQ
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.989031           11.247642            2.35%            31,961,986          2001
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.489614           10.989031            4.76%            22,585,655          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.126097           10.489614            3.59%             5,999,270          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.126097            1.26%                48,756          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              10.654646            8.699902          -18.35%               964,022          2002
Nationwide(R)Fund: Class
I  - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.230458           10.654646          -12.88%             1,127,792          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.646339           12.230458           -3.29%             1,021,191          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.968910           12.646339            5.66%               713,183          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.968910           19.69%                 2,684          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              10.000000            9.135134           -8.65%                75,895          2002
Nationwide Leaders Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         10.000000            7.495072          -25.02%                40,237          2002
Growth Leaders Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.913802            7.307866          -26.29%               141,191          2002
Worldwide Leaders Fund:
Class I- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.359900            9.913802          -19.79%               315,347          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.267173           12.359900          -13.37%               257,370          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.747364           14.267173           21.45%               131,977          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.747364           17.47%                     0          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             14.838618            9.780139          -34.09%               569,194          2002
Growth Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.846010           14.838618          -11.92%               543,093          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                20.338511           16.846010          -17.17%               361,192          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           20.338511          103.39%                38,228          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

>
*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.26%.

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN     NUMBER OF            YEAR
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT   ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE         UNITS AT END
                                 PERIOD                                                  OF PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             22.134881           15.928610          -28.04%             1,246,122          2002
Value Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                17.466310           22.134881           26.73%             1,305,574          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.896867           17.466310            9.87%               647,487          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.586199           15.896867           26.30%               221,427          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.586199           25.86%                 3,627          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         16.957444           13.850510          -18.32%             1,335,391          2002
Fund Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                18.398225           16.957444           -7.83%             1,648,019          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                17.099098           18.398225            7.60%               916,002          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.016781           17.099098           42.29%               643,635          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.016781           20.17%                     3          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           10.059016            8.714584          -13.37%               925,777          2002
Balanced Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.570325           10.059016           -4.84%               913,987          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.735723           10.570325           -1.54%               629,982          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.772545           10.735723           -0.34%               198,591          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.772545            7.73%                   844          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Nationwide GVIT            12.142851            8.954641          -26.26%                64,003          2002
Strategic Value Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.704964           12.142851           -4.42%                78,698          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.949113           12.704964            6.33%               103,163          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.477330           11.949113           -4.23%                25,168          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.477330           24.77%                   853          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth          3.810112            2.150995          -43.55%                46,822          2002
Focus Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.325751            3.810112          -39.77%               192,752          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            6.325751          -33.74%                 5,700          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth         10.000000            7.493056          -25.07%                16,589          2002
Focus Fund: Class III -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT            11.293959           11.962670            5.92%             1,268,863          2002
Multi Sector Bond Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.972282           11.293959            2.93%               810,790          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.510552           10.972282            4.39%               752,806          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.475252           10.510552            0.34%               319,555          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.475252            4.75%                 1,706          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             6.290120            5.224689          -16.94%             2,427,101          2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.145127            6.290120          -22.72%             3,326,994          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.145127          -18.55%             3,201,547          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN     NUMBER OF            YEAR
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT   ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE         UNITS AT END
                                 PERIOD                                                  OF PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             4.030994            2.352398          -41.64%             1,284,653          2002
Global Technology
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.509446            4.030994          -38.07%             3,050,682          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            6.509446          -34.91%             2,408,388          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            10.000000            7.097740          -29.02%                64,729          2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             6.189198            4.539769          -26.65%             1,958,619          2002
International Growth
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.181886            6.189198          -24.35%             3,768,139          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.181886          -18.18%             3,150,414          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            10.000000            7.745526          -22.54%               270,052          2002
International Growth
Portfolio: Service II
Shares Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            13.589004            9.874844          -27.33%               490,333          2002
Guardian Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.965623           13.589004           -2.70%               642,504          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.976229           13.965623           -0.08%               410,175          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.307946           13.976229           13.55%               266,985          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.307946           23.08%                    29          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            14.181298            9.900112          -30.19%               740,362          2002
Mid-Cap Growth
Portfolio: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                19.049729           14.181298          -25.56%               921,742          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                20.834304           19.049729           -8.57%               940,721          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.702754           20.834304           52.04%               237,451          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           13.702754           37.03%                 1,744          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            11.978104            8.977079          -25.05%               391,586          2002
Partners Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.477284           11.978104           -4.00%               392,485          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.539993           12.477284           -0.50%               356,507          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.821068           12.539993            6.08%               175,689          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.821068           18.21%                 2,787          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            14.001802            9.989064          -28.66%               504,990          2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                20.620784           14.001802          -32.10%               711,960          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                23.512658           20.620784          -12.30%               817,893          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.961315           23.512658           81.41%               773,085          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.961315           29.61%                 1,430          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN     NUMBER OF            YEAR
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT   ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE         UNITS AT END
                                 PERIOD                                                  OF PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            15.196200           10.981080          -27.74%             1,573,111          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                17.594890           15.196200          -13.63%             1,706,049          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                17.848621           17.594890           -1.42%             1,264,215          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.752843           17.848621           39.96%               340,977          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.752843           27.53%                 2,544          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             8.274485            6.365520          -23.07%             4,057,283          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.521827            8.274485          -13.10%             2,345,578          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.521827           -4.78%               481,891          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            11.687410            9.376475          -19.77%             1,620,772          2002
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Initial Class -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.168121           11.687410          -11.24%             1,708,365          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.609212           13.168121           -9.86%             1,567,021          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.149185           14.609212           20.25%               456,564          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.149185           21.49%                 2,746          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund          9.321492            6.739605          -27.70%             2,163,624          2002
II, Inc.: Investor Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.776003            9.321492           -4.65%             1,880,772          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.776003           -2.24%               515,567          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   17.444590           18.824700            7.91%               303,530          2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.037786           17.444590            8.77%               102,752          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.572201           16.037786           10.06%               150,694          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.400149           14.572201           27.82%                32,833          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.400149           14.00%                   593          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    6.019598            4.094230          -31.98%                72,910          2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.620055            6.019598          -30.17%               115,297          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.620055          -13.80%               198,532          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   14.079160           13.800700           -1.98%               941,192          2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.974262           14.079160            8.52%               774,631          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.479280           12.974262            3.97%               548,587          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN     NUMBER OF            YEAR
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT   ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE         UNITS AT END
                                 PERIOD                                                  OF PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               13.343009           12.800240           -4.07%               472,356          2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.755231           13.343009           -3.00%               272,169          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                23.947713           13.755231          -42.56%               221,890          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.101814           23.947713           97.89%               172,512          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.101814           21.02%                 2,036          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               12.319065           11.826250           -4.00%               130,380          2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.923943           12.319065          -11.53%               114,671          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.649846           13.923943           10.07%                81,053          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.581149           12.649846           19.55%                61,589          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.581149            5.81%                     0          1998
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999. The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.
The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value: Fund - Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust -

AMT Limited Maturity Bond Portfolio: Class I and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 2.30%)
           (VARIABLE ACCOUNT CHARGES OF 2.30% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.040690            6.333815          -21.23%                     0          2002
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.981451            8.040690          -10.47%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                5.850111            4.551040          -22.21%                     0          2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.455758            5.850111          -30.82%                     0          2001
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.989750          -20.10%                     0          2002
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000            7.914128          -20.86%                     0          2002
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               12.957957           11.061900          -14.63%                     0          2002
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.757218           12.957957           10.21%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           5.206837            3.349326          -35.67%                     0          2002
Global Post-Venture
Capital Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.469344            5.206837          -30.29%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           5.767191            4.512861          -21.75%                     0          2002
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.595986            5.767191          -24.08%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -          11.135746            8.366645          -24.87%                     0          2002
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.292685           11.135746           -1.39%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN     NUMBER OF            YEAR
                               VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF     END OF PERIOD             VALUE         UNITS AT END
                                PERIOD                                                  OF PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment             10.000000            7.556497          -24.44%                     0          2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            6.661935            4.624512          -30.58%                     0          2002
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.808475            6.661935          -24.37%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             7.759868            5.885782          -24.15%                     0          2002
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.045619            7.759868          -14.21%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                8.637742            7.028345          -18.63%                     0          2002
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.750036            8.637742          -11.41%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            11.473264           12.252670            6.79%                     0          2002
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.873335           11.473264            5.52%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                   10.178129            8.253524          -18.91%                     0          2002
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.977883           10.178129           -7.29%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             6.880032            4.691663          -31.81%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.560720            6.880032          -19.63%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               6.622272            6.704063            1.24%                     0          2002
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.694489            6.622272          -13.93%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           6.367092            4.954993          -22.18%                     0          2002
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.279284            6.367092          -23.10%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas          10.000000            7.676919          -23.23%                     0          2002
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN     NUMBER OF            YEAR
                               VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF     END OF PERIOD             VALUE         UNITS AT END
                                PERIOD                                                  OF PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                 7.808446            6.909711          -11.51%                     0          2002
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.120941            7.808446          -14.39%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         7.006289            5.344745          -23.72%                     0          2002
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.382707            7.006289          -16.42%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value         10.000000            7.393320          -26.07%                     0          2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              7.304567            5.341979          -26.87%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.512121            7.304567          -14.19%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          10.668287            8.827570          -17.25%                     0          2002
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.065553           10.668287           -3.59%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.263026            9.341865            0.85%                     0          2002
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.098723            9.263026            1.81%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.024173            6.645478          -17.18%                     0          2002
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.663506            8.024173           -7.38%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.454862          -25.45%                     0          2002
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.729214          -12.71%                     0          2002
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.358141          -16.42%                     0          2002
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN     NUMBER OF            YEAR
                               VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF     END OF PERIOD             VALUE         UNITS AT END
                                PERIOD                                                  OF PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              3.347746            1.871335          -44.10%                     0          2002
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.983787            3.347746          -44.05%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.078157          -29.22%                     0          2002
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            7.855591          -21.44%                     0          2002
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.579917           12.556320            8.43%                     0          2002
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.052137           11.579917            4.78%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              5.154198            3.589199          -30.36%                     0          2002
Growth Fund: Class I-
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.342265            5.154198          -29.80%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.410737            4.753338          -25.85%                     0          2002
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.198060            6.410737          -30.30%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Gartmore GVIT                  10.000000            7.714341          -22.86%                     0          2002
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.834893           -1.65%                     0          2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.435592           -5.64%                     0          2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN     NUMBER OF            YEAR
                               VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF     END OF PERIOD             VALUE         UNITS AT END
                                PERIOD                                                  OF PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.944105          -10.56%                     0          2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.501179          -14.99%                     0          2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            8.152785          -18.47%                     0          2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          5.210269            3.206007          -38.47%                     0          2002
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.653794            5.210269          -31.93%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.485212           10.368160           -1.12%                     0          2002
Money Market Fund:
Class I * - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.360104           10.485212            1.21%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.497928            6.861481          -19.26%                     0          2002
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.865373            8.497928          -13.86%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000            9.040250           -9.60%                     0          2002
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.        10.000000            7.417157          -25.83%                     0          2002
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.933473            5.053923          -27.11%                     0          2002
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.742303            6.933473          -20.69%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -1.36%.

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN     NUMBER OF            YEAR
                               VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF     END OF PERIOD             VALUE         UNITS AT END
                                PERIOD                                                  OF PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             6.733016            4.388195          -34.83%                     0          2002
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.730647            6.733016          -12.90%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            13.761240            9.792299          -28.84%                     0          2002
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.981823           13.761240           25.31%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         9.139971            7.382102          -19.23%                     0          2002
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.029013            9.139971           -8.86%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           9.183323            7.867260          -14.33%                     0          2002
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.759455            9.183323           -5.90%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Nationwide GVIT           10.100638            7.365534          -27.08%                     0          2002
Strategic Value Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.688003           10.100638           -5.50%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth          3.757005            2.097317         -44.18%                     0          2002
Focus Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.308584            3.757005         -40.45%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Turner GVIT Growth        10.000000            7.437015           -25.63%                    0          2002
Focus Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           10.589296           11.091440            4.74%                     0          2002
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.404143           10.589296            1.78%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            6.155704            5.056022          -17.86%                     0          2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.061516            6.155704          -23.64%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            3.944669            2.276314          -42.29%                     0          2002
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.442503            3.944669          -38.77%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN     NUMBER OF            YEAR
                               VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF     END OF PERIOD             VALUE         UNITS AT END
                                PERIOD                                                  OF PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000            7.044639          -29.55%                     0          2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            6.056891            4.393166          -27.47%                     0          2002
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.097850            6.056891          -25.20%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000            7.687649          -23.12%                     0          2002
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            9.697779            6.968543          -28.14%                     0          2002
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.079498            9.697779           -3.79%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            6.085849            4.201167          -30.97%                     0          2002
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.267999            6.085849          -26.39%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            9.512666            7.049806          -25.89%                     0          2002
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.021444            9.512666           -5.08%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            5.111912            3.606225          -29.45%                     0          2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.613945            5.111912          -32.86%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            8.304638            5.934139          -28.54%                     0          2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.724617            8.304638          -14.60%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN     NUMBER OF            YEAR
                               VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF     END OF PERIOD             VALUE         UNITS AT END
                                PERIOD                                                  OF PERIOD
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            8.121332            6.178020          -23.93%                     0          2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.451634            8.121332          -14.07%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            7.861953            6.237083          -20.67%                     0          2002
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.958418            7.861953          -12.24%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         9.149058            6.541146          -28.50%                     0          2002
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.726047            9.149058           -5.93%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  11.738698           12.526380            6.71%                     0          2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.914229           11.738698            7.55%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   5.908033            3.973498          -32.74%                     0          2002
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.556411            5.908033          -30.95%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  13.023285           12.623540           -3.07%                     0          2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.137171           13.023285            7.30%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               5.394698            5.117535           -5.14%                     0          2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.624474            5.394698           -4.09%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               9.440746            8.962136           -5.07%                     0          2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.791606            9.440746          -12.52%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc.: Investor Class, and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity Variable Insurance Products Fund II - VIP II Investment Grade Bond Portfolio: Service Class, Gartmore Variable Insurance Trust - Dreyfus GVIT International Value: Fund - Class III, Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III, Janus Aspen Series - Risk-Managed Large Cap Core Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I and the Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                                       81